Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

Note 8. Accrued Expenses and Other Current Liabilities

The following table summarizes the Company’s accrued expenses and other current liabilities (in thousands):

	June 30,	December 31,
	2023	2022
Employee compensation	$7,705	$12,166
Customer deposits	1,216	1,135
Accrued warranty liability	290	287
Non-income tax	1,048	1,442
Professional fees	5,188	3,450
Current portion of operating lease liabilities	2,388	1,926
Other	5,362	5,710
Total accrued expenses and other current liabilities	$23,197	$26,116

The following table summarizes warranty expense activity (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Balance, beginning of period	$794	$1,094	$873	$1,116
Warranty provision charged to operations	(7)	5	(51)	165
Warranty claims	—	(124)	(35)	(306)
Balance, end of period	$787	$975	$787	$975

The Company classifies its accrued warranty liability based on the timing of expected warranty activity. The future costs of expected activity greater than one year are recorded within other non-current liabilities on the condensed consolidated balance sheets.

Note 9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following at December 31 (in thousands):

	December 31,	December 31,
	2022	2021
Employee compensation	$12,166	$12,746
Customer deposits	1,135	1,850
Accrued warranty liability	287	266
Non-income tax	1,442	2,477
Professional fees	3,450	2,797
Current portion of operating lease liabilities	1,926	1,391
Other	5,710	4,104
Total accrued expenses and other current liabilities	$26,116	$25,631

Warranty expense activity for the years ended December 31 is as follows (in thousands):

	2022	2021	2020
Balance, beginning of period	$1,116	$1,826	$876
Warranty provision charged to operations	296	58	2,498
Warranty claims	(539)	(768)	(1,548)
Balance, end of period	$873	$1,116	$1,826

The Company classifies its accrued warranty liability based on the timing of expected warranty activity. The future costs of expected activity greater than one year is recorded within other non-current liabilities on the consolidated balance sheet.